BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.
On August 21, 2011 Sapiens acquired all of the outstanding shares of FIS, a provider of packaged-based insurance software solutions for Life and Pension ("L&P"), and IDIT, a provider of insurance software solutions which focuses on the Property & Casualty ("P&C") market. Sapiens financed the acquisition mainly via the issuance of Sapiens shares, resulting in a dilution of Formula's interest in Sapiens from 75.6% to 42.2% and the Formula's loss of control of Sapiens, which, in turn, required the deconsolidation of Sapiens' results from the Company's financial statements. Following the loss of control, the Company maintained significant influence over Sapiens, and started using the equity method of accounting on Sapiens results.

Upon the loss of control, in 2011, the Company recognized a gain in an amount of $ 25,833, which is presented in the income statement as equity in gains of affiliated companies, net. This gain is related to the remeasurement of the retained investment in Sapiens to its fair value. The fair value of the retained investment in Sapiens was measured according to Sapiens' share price on August 21, 2011 of $4.1 per share.

On January 27, 2012, Formula consummated the purchase of Sapiens common shares from two former shareholders of FIS and IDIT (Sapiens' recently-acquired companies) and other shareholders, resulting in Formula’s interest in Sapiens' outstanding common shares increasing from 47.3% to 52.1%, regaining a controlling interest in Sapiens and recording a gain in the amount of $ 3,410. This gain is related to the remeasurement of the retained investment in Sapiens to its fair value. The fair value of retained investment in Sapiens was measured according to Sapiens' share price on January 27, 2012 of $4.28 per share.

The acquisition was accounted for using the purchase method. The results of operations of Sapiens have been consolidated commencing as of January 27, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 27, 2012:

Net assets	$112,536
Customer relationships	5,644
Developed Technology	2,926
Backlog	2,828
OCS liability (See note 13f)	(3,740)
Deferred tax liability	(1,974)
Non-controlling interest	(81,605)
Goodwill	51,614

Net assets acquired	$88,229

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Sapiens' business. In performing the purchase price allocation, the fair value of intangible assets such as customer relationship was determined based on the income approach and core technology was valued using the relief from royalty method.

On November 19, 2013, Sapiens completed a follow-on public offering of its ordinary shares on the NASDAQ. Sapiens issued 6,497,400 shares at a price of $ 6.25 per share before issuance expenses. Total net proceeds from the issuance amounted to approximately $ 37,791. As a result of the offering, Formula’s interest in Sapiens' outstanding common shares diluted from 56.8% to 48.6% and due to loss of control in Sapiens in accordance with ASC 810, the Company started applying the equity method of accounting to reflect its investment in Sapiens. The gain recognized in relation of Formula’s interest in in Sapiens' outstanding common shares, diluting to 48.6%, amounted to $ 61,164 and is presented in the income statement as equity in gains of affiliated companies, net. The fair value of the retained investment in Sapiens was measured according to Sapiens' share price on November 19, 2013 of $7.09 per share.

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2011 and 2012, as if Sapiens had been controlled by Formula during the entire period from January 1, 2012, after giving effect to purchase accounting adjustments, including amortization of intangible assets as well as the gains recorded upon the changes in control over Sapiens which occurred during the period. This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the purchase of Sapiens shares taken place at the beginning of 2011, nor is it necessarily indicative of future results.

	Year ended December 31,
	2011	2012
	Unaudited

Total revenues	$672,311	$751,642
Net income attributable to Formula Shareholders	$15,580	$20,486
Earnings per share
Basic	$1.15	$1.52
Diluted	$1.13	$1.46

From August 21, 2014 through December 23, 2014, Formula purchased an aggregate of 1,545,802 common shares of Sapiens through broker-initiated and private transactions for an aggregate purchase price of $ 11,908, pursuant to which Formula’s holdings in Sapiens were increased to 50.2%. As a result of Formula’s gaining of control in Sapiens, Formula’s investment in Sapiens was consolidated in Formula’s closing balances as of December 31, 2014. The gain recognized in relation to the consolidation of Sapiens and the related re-measurement of the investment to fair value amounted to $ 3,413 and is presented in the income statement as equity in gains of affiliated companies, net.

The acquisition was accounted for using the purchase method. The results of operations of Sapiens have been consolidated commencing as of December 23, 2014.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of December 23, 2014:

Net assets	$175,507
Customer relationships	20,707
Developed and acquired Technology	19,066
Backlog and deferred revenues	3,864
OCS liability (See note 13f)	(4,437)
Deferred tax liability, net	(10,796)
Non-controlling interest	(178,174)
Goodwill	149,559

Net assets acquired	$175,296

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Sapiens' business. In performing the purchase price allocation, the fair value of intangible assets such as customer relationship was determined based on the income approach and core technology was valued using the relief from royalty method. The estimated fair values of the tangible and intangible assets recognized in relation to the acquisition of Sapiens are provisional and are based on information that was available as of the date Formula gained control in Sapiens. The Company's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation as soon as practicable but no later than the measurement period one year from the date of acquisition ("the measurement period").

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2014 and 2013, as if Sapiens had been controlled by Formula during the entire period from January 1, 2013, after giving effect to purchase accounting adjustments, including amortization of intangible assets as well as the gains recorded upon the changes in control over Sapiens which occurred during the period. This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the purchase of Sapiens shares taken place at the beginning of 2013, nor is it necessarily indicative of future results.

	Year ended December 31,
	2013	2014
	Unaudited

Total revenues	$813,977	$793,124
Net income attributable to Formula Shareholders	$20,027	$82,033
Earnings per share
Basic	$1.46	$5.89
Diluted	$1.38	$5.67

b.
On December 27, 2011, Magic completed the acquisition of the AppBuilder activity of BluePhoenix Solutions ("AppBuilder"), a leading provider of value-driven legacy IT modernization solutions, for $12,565. During 2012, the Company paid an additional amount of $140 with respect to the acquisition. AppBuilder is a comprehensive application development infrastructure used by many enterprises around the world. This premier enterprise application development environment is a powerful, model-driven tool that enables development teams to build, deploy, and maintain large-scale, custom-built business applications.

The acquisition was accounted for via the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing on January 1, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net liabilities	$(3,248)
Intangible assets	7,251
Goodwill	8,702

Net assets acquired	$12,705

Identifiable intangible assets, including customer relationships were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

Amounts of $ 4,430, $ 2,138 and $ 683 of the purchase price were allocated to customer relationships, developed technology and backlog, respectively. The Company amortizes the customer relationships, backlog and acquired technology over periods of 15 years, 15 years and 3.5 years, respectively.

c.
In January 2012, Matrix purchased from the holders (the "Founders") in AG 2000 Holdings LLC ("the Acquiree") 60% of their interests. The sole asset held by the acquiree was the share capital of Exzac Inc., a U.S. based company in the field of risk management for financial institutions that deals in commerce, and which specializes in application services for enterprise fraud management ("Exzac"). In consideration for the shares, the Company paid the Founders an amount of $ 6,750, with the addition of approximately $ 215 for the Acquiree's equity. Moreover, the Founders were entitled to an additional consideration (earn-out) that is contingent on meeting certain targets based on the excess of operating income results over predetermined amount, but in any event not more than $ 2,500.

In accordance with ASC 805-30-35-1, the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The contingent payment was recorded at present value and was amortized using the interest method during the relevant period into financial expenses.

The Company believes that the acquisition of this business will enable it to expand its professional services offering in the U.S and leverage its relationships with top tier customers. Acquisition related costs were immaterial.

Matrix and the Founders received mutual options for the purchase of the founders' remaining shares in the Acquiree. As a result of the mutual options provided, the Company recorded a redeemable non-controlling interest in an amount of $ 17,706.

On December 19, 2012, the option was partially exercised and Matrix purchased from one of the Founders its shares in the Acquiree (20% of the Acquiree's shares) in consideration of $ 5,000 and with an additional consideration that will be calculated according to a formula based on the Acquiree's results in 2014.

On January 5, 2014, the option for purchasing the remaining 20% in the Acquiree, was exercised in consideration of $ 5,000 and with an additional amount that will be calculated according to a predetermined formula based on the Acquiree's results in 2014.

At the request of the sellers, in November 2014, the Company agreed to an early settlement of the remaining contingent amount based on estimated calculation of the Acquiree's results in 2014. As a result of the early payment the Company recorded a net gain of $ 2,544. As of December 31, 2014 the Company holds 100% in Exzac without any liability to any of the sellers.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing as of January 2, 2012.

Net assets	$267
Customer relationships	3,195
Backlog and non-compete agreement	338
Redeemable non-controlling interest	(17,706)
Goodwill	23,156

Net assets acquired	$9,250

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

Amounts of $ 3,195 and $ 338 of the purchase price were allocated to customer relationships and the backlog and non-compete agreements, respectively. The Company amortizes the customer relationships and backlog and non-compete agreement over periods of 4-5 years and 1-3 years, respectively.

d.
In July 2012, Magic acquired an 80% interest in Comm-IT Group, (including "Comm-IT Technology Solutions" and "Comm-IT Software"), a software and systems development house that specializes in providing advanced IT and communications services and solutions, for a total consideration of $ 8,933, of which $ 4,990 was paid upon closing and the remaining $ 3,943 is to be paid during the next two years, of which, $ 1,192 is contingent upon the acquired business meeting certain operational targets in 2012 and 2013, and $ 2,751 in deferred payments. The Purchaser (Magic) and the seller hold mutual call and put options respectively for the remaining 20% interest. As a result of the put option, the Company recorded a redeemable non-controlling interest in an amount of $ 1,750.

The Company believes that the acquisition of this business will enable it to expand its professional services offering and leverage its relationships with top tier customers. Acquisition related costs were immaterial.

In accordance with ASC 805-30-35-1, the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The contingent payment was recorded at present value and was amortized using the interest method during the relevant period into financial expenses.

The acquisition was accounted for via the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing as of July 1, 2012.

On May 2013 the Company finalized the process of identifying the intangible assets for its acquisition. The following table summarizes the fair value of the assets and liabilities acquired:

	As reported on December 31, 2012	Adjustment	Modified

Net assets	$1,219	$14	$1,233
Non-controlling interest	(1,880)	130	(1,750)
Intangible assets	3,873	397	4,270
Goodwill	5,809	439	6,248
Deferred tax liability, net	-	(1,068)	(1,068)

Net assets acquired	$9,021	$(88)	$8,933

e.
During the year ended December 31, 2012, Formula and its subsidiaries completed additional two other acquisitions for a total cash consideration of approximately $10,146 (of which approximately $ 332 was paid during 2013). The Company allocated $ 7,085 to goodwill and $ 2,776 to other intangible assets. These acquisitions generally enhance the Group's technologies, and product offerings. Pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated results of operations, either individually or in the aggregate.

f.
On November 11, 2013, Magic acquired the operations of Allstates Technical Services, LLC, A U.S. based full-service provider of consulting and staffing solutions for IT, Engineering and Telecom personnel, for a total consideration of $10,963. The Company believed the acquisition will broadens its existing U.S. footprint and adds leading Fortune 500 companies to its customer base, making an important contribution to its growth strategy in the IT professional services operating segment. The results of operations were included in the consolidated financial statements of the Company commencing November 11, 2013. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as at the acquisition date:

Net assets	$3,063
Intangible assets	2,874
Goodwill	5,026

Net assets acquired	$10,963

g.
During the year ended December 31, 2013, Formula and its subsidiaries completed additional four other acquisitions for a total cash consideration of up to approximately $8,475, of which $ 5,919 was attributed to goodwill and $ 1,905 to other identifiable intangible assets. These acquisitions generally enhance the group's technologies, and product offerings. Pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated results of operations, either individually or in the aggregate.

h,
During the year ended December 31, 2014, Formula and its subsidiaries completed additional four other acquisitions for a total cash consideration of up to approximately $8,697, of which $ 2,317 was attributed to goodwill and $ 2,284 to other identifiable intangible assets. These acquisitions generally enhance the group's technologies, product and services offerings. Pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated results of operations, either individually or in the aggregate,